MSC-Q1

Quarterly Report
June 30, 2025
MFS®  South Carolina
Municipal Bond Fund

Portfolio of Investments
6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 93.1%
Airport Revenue – 5.0%
Charleston County, SC, Airport District Rev., 5%, 7/01/2039	$450,000	$463,335
Charleston County, SC, Airport District Rev., 5%, 7/01/2043	1,250,000	1,262,886
Charleston County, SC, Airport District Rev., 5%, 7/01/2048	1,500,000	1,500,310
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2054	2,000,000	2,025,880
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	160,000	141,456
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	150,000	128,866
Greenville-Spartanburg, SC, Airport Rev., “A”, 5.25%, 7/01/2054	2,000,000	2,054,974
Horry County, SC, Airport Refunding Rev., 4%, 7/01/2040	2,070,000	1,969,359
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	1,000,000	1,000,605
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	90,137
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	75,002
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	119,215
		$10,832,025
General Obligations - General Purpose – 3.9%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$475,000	$434,916
Charleston, SC, Public Finance Corp., Installment Purchase Rev. (City of Charleston Project), 5%, 9/01/2039	750,000	809,630
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	785,000	804,476
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	97,904	103,270
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	330,093	356,047
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	90,173	87,975
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	170,651	164,310
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	69,565	66,278
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	94,583	84,054
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	349,365	298,503
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	116,044	80,225
Horry County, SC, Limited Obligation (Hospitality Fee & Local Accommodations Fee Pledge), 4.5%, 9/01/2052	2,000,000	1,888,032
Lancaster County, SC, General Obligation Refunding, 3%, 3/01/2039	725,000	619,900
Lancaster County, SC, Public Facilities Corp. Installment Purchase Rev. (Lancaster County Project), 5%, 6/01/2042	1,500,000	1,543,662
State of Illinois, General Obligation, 5.5%, 5/01/2039	190,000	199,020
State of Illinois, General Obligation, 5.75%, 5/01/2045	175,000	181,652
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	165,000	168,421
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	340,000	306,136
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	150,000	132,885
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	210,000	185,947
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	85,000	74,143
		$8,589,482
General Obligations - Schools – 4.7%
Aiken County, SC, Consolidated School District Special Obligation, 3.125%, 6/01/2041	$1,400,000	$1,176,734
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	770,000	608,024
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	1,925,000	1,373,478
Spartanburg County, SC, School District No. 4, General Obligation, “A”, SCSDE, 5%, 3/01/2047	2,000,000	2,053,514
Spartanburg County, SC, School District No. 4, General Obligation, “A”, SCSDE, 5.25%, 3/01/2052	3,000,000	3,111,802
Spartanburg County, SC, School District No. 7, General Obligation, “B”, SCSDE, 5%, 3/01/2048	2,000,000	2,023,005
		$10,346,557
Healthcare Revenue - Hospitals – 12.5%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$255,000	$223,118
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	50,000	41,840
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	30,000	26,068
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,975,000	1,976,864
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,290,000	1,111,175
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2031	1,000,000	1,009,807

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	$1,405,000	$1,230,881
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	1,530,000	1,386,260
South Carolina Jobs & Economic Development Authority, Health Care Facilities Rev. (Mcleod Health Project), 5.25%, 11/01/2054	1,500,000	1,553,721
South Carolina Jobs & Economic Development Authority, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 5.5%, 11/01/2054	1,000,000	1,036,037
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038 (Prerefunded 2/01/2026)	295,000	298,343
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038	1,205,000	1,205,832
South Carolina Jobs & Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.75%, 11/15/2054	2,000,000	2,019,383
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 5.25%, 11/01/2044	1,000,000	1,037,117
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	285,000	251,315
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 5%, 12/01/2046	2,000,000	1,991,474
South Carolina Jobs & Economic Development Authority, Hospital Rev. (AnMed Health), 4.25%, 2/01/2048	2,000,000	1,845,250
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	1,998,078
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	485,252
South Carolina Jobs & Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	1,739,817
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), 5%, 5/01/2037	2,000,000	2,036,866
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	3,000,000	2,728,572
		$27,233,070
Healthcare Revenue - Long Term Care – 2.1%
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2049	$1,250,000	$1,200,308
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	622,220
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	203,398
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	635,859
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	1,000,000	944,437
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	1,000,000	919,621
		$4,525,843
Industrial Revenue - Environmental Services – 0.5%
South Carolina Jobs & Economic Development Authority, Solid Waste Disposal Rev. (Enerra South Carolina Project), 3.7%, 12/15/2027 (Put Date 12/01/2026)	$1,000,000	$998,328
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$260,000	$189,694
Miscellaneous Revenue - Other – 0.7%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	$575,000	$561,909
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	795,000	774,981
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	100,000	100,824
		$1,437,714
Multi-Family Housing Revenue – 4.2%
Charleston, SC, Housing Authority, General Rev. (Kiawah Homes), 5%, 12/01/2041	$2,500,000	$2,449,260
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	651,302	630,671
North Carolina Housing Finance Agency (Multi-Family Tax-Exempt Mortgaged Back), FNMA, 4.45%, 5/01/2040	990,780	1,009,443

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	$85,000	$81,830
South Carolina Housing & Finance Development Authority, Multi-Family Housing Rev. (Settlement Manor Apartments Project), “A”, FNMA, 4.8%, 5/01/2043	1,000,000	997,140
South Carolina Housing & Finance Development Authority, Multi-Family Mortgage Backed (Edgewood Place Apartments), “A”, FNMA, 4.8%, 7/01/2045	2,000,000	1,974,731
South Carolina Jobs & Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	2,000,000	1,937,057
		$9,080,132
Port Revenue – 4.3%
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	$1,820,000	$1,580,581
South Carolina Ports Authority Rev., 5%, 7/01/2036	3,000,000	3,061,546
South Carolina Ports Authority Rev., 4%, 7/01/2055	2,000,000	1,634,746
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	3,000,000	3,002,809
		$9,279,682
Sales & Excise Tax Revenue – 3.3%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	$2,485,000	$949,599
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	190,000	168,183
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	3,475
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	49,000	46,967
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	158,000	145,260
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	3,599,000	3,383,522
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	299,000	280,559
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	163,000	152,947
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	71,000	64,700
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	14,000	11,948
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	725,000	565,654
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	695,000	494,014
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	327,000	103,544
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	510,000	493,425
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	270,000	261,225
		$7,125,022
Secondary Schools – 0.5%
District of Columbia Rev. (Rocketship DC Obligated Group), “A”, 5%, 6/01/2049 (n)	$250,000	$220,990
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Carolina Voyager Project), “A”, 5%, 6/15/2054 (n)	1,000,000	922,644
		$1,143,634
Single Family Housing - State – 10.3%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$130,000	$130,168
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	1,195,000	1,181,322
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	400,000	380,720
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 3.75%, 7/01/2043	245,000	205,736
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 3.8%, 1/01/2049	240,000	193,574
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 4.95%, 7/01/2053	965,000	962,272
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 4.75%, 1/01/2054	900,000	867,961
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 5.75%, 1/01/2054	2,720,000	2,932,870
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 6.25%, 7/01/2054	1,925,000	2,116,290
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 6.5%, 7/01/2055 (u)	2,000,000	2,260,201
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 4.2%, 7/01/2042	1,975,000	1,863,682
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 4.6%, 7/01/2049	1,945,000	1,853,514

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 4.9%, 7/01/2053	$1,295,000	$1,281,605
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 6%, 1/01/2054	1,845,000	2,008,455
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 6%, 1/01/2055	1,970,000	2,162,226
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, GNMA, 5%, 7/01/2050	1,000,000	992,759
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, GNMA, 5%, 1/01/2055	1,000,000	986,739
		$22,380,094
State & Local Agencies – 6.6%
Anderson County, SC, Detention Facilities Corp. Installment Purchase Rev. (Anderson County Jail Project), “A”, 4.375%, 10/01/2045	$1,485,000	$1,409,018
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	745,000	637,623
Columbia, SC, Facilities Corp. Installment Purchase Rev. (City of Columbia Project), “A”, 5%, 6/01/2055	2,000,000	2,001,439
Florence County, SC, School District No. 3 Special Obligation, 4.25%, 12/01/2044	1,050,000	963,373
Fort Mill, SC, Public Facilities Corp. Installment Purchase Rev. (Town of Fort Mill Project), “A”, 4%, 8/01/2042	1,090,000	1,014,949
Fort Mill, SC, Public Facilities Corp. Installment Purchase Rev. (Town of Fort Mill Project), “A”, 4%, 8/01/2043	350,000	325,037
Fort Mill, SC, Public Facilities Corp. Installment Purchase Rev. (Town of Fort Mill Project), “A”, 4%, 8/01/2044	325,000	299,117
Greenville, SC, Public Facilities Rev. (City of Greenville South Carolina Project), 5%, 4/01/2043	1,000,000	1,049,550
Greenville, SC, Public Facilities Rev. (City of Greenville South Carolina Project), 4%, 4/01/2044	1,000,000	923,695
Greer, SC, Installment Purchase Rev. (City Improvement Project), “A”, 4.125%, 9/01/2049	1,000,000	895,181
Laurens County, SC, Public Facilities Corp. Installment Purchase Rev. (Laurens County Public Facilities Project), 5%, 9/01/2049	1,000,000	1,032,074
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	120,000	140,461
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	1,975,000	1,764,785
Scago, SC, Educational Facilities Installment Purchase Rev. (Georgetown County Project), 4%, 6/01/2041	1,000,000	937,821
Scago, SC, Educational Facilities Installment Purchase Rev. (Georgetown County Project), 4%, 6/01/2042	1,000,000	931,593
		$14,325,716
Student Loan Revenue – 0.4%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$920,000	$907,229
Tax - Other – 3.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$145,000	$142,743
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	375,000	387,814
Florence County, SC, Special Rev. (Savannah Grove Infrastructure Projects), 4%, 12/01/2040	920,000	842,447
Florence County, SC, Special Rev. (Savannah Grove Infrastructure Projects), 4%, 12/01/2041	470,000	423,434
Florence County, SC, Special Rev. (Savannah Grove Infrastructure Projects), 4.25%, 12/01/2049	1,000,000	874,692
Greenville County, SC, Road Fee Rev., 4%, 4/01/2043	1,000,000	929,508
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	95,000	95,671
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	285,000	280,657
Myrtle Beach, SC, Limited Obligations (Hospitality Fee Pledge), “A”, 4%, 6/01/2041	780,000	731,500
Myrtle Beach, SC, Limited Obligations (Hospitality Fee Pledge), “A”, 4%, 6/01/2042	500,000	465,796
Myrtle Beach, SC, Limited Obligations (Hospitality Fee Pledge), “A”, 4%, 6/01/2044	500,000	455,685
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,015,065
		$7,645,012
Tax Assessment – 0.8%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	$1,000,000	$843,416
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	15,000	14,825
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	17,000	17,078
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 5.5%, 10/01/2051	1,000,000	933,523
		$1,808,842
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$280,000	$231,990
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	465,000	396,425
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	505,000	459,519
		$1,087,934

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – 0.6%
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	$800,000	$830,969
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	765,000	588,735
		$1,419,704
Universities - Colleges – 6.4%
Clemson University, SC, Athletic Facilities Rev., “A”, 3%, 5/01/2048	$3,000,000	$2,116,965
Clemson University, SC, Athletic Facilities Rev., “A”, 5%, 5/01/2050	500,000	517,702
Clemson University, SC, Higher Education Rev. (Manning Hall Project), “A”, 5%, 5/01/2054	1,500,000	1,535,545
College of Charleston, SC, Higher Education Facilities Rev., “A”, AGM, 4.25%, 4/01/2050	2,000,000	1,800,359
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	53,032
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	62,709
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	390,782
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2035	1,515,000	1,525,968
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2049	2,000,000	1,988,606
South Carolina Jobs & Economic Development Authority Rev. (Charleston Southern University), “C”, 5.75%, 9/01/2055	1,000,000	992,801
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Oceanside Collegiate Academy Project), “A”, 5%, 6/15/2054	1,000,000	909,280
University of South Carolina, Higher Education Rev. (Campus Village Project), “A”, 5%, 5/01/2046	1,900,000	1,936,472
		$13,830,221
Utilities - Municipal Owned – 5.2%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	$330,000	$180,263
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	200,000	109,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	100,000	54,625
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	30,000	16,388
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	270,000	147,488
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	25,000	24,569
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	140,000	76,475
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	60,000	32,775
Rock Hill, SC, Combined Utility System Rev., 4%, 1/01/2049	1,000,000	879,275
Rock Hill, SC, Combined Utility System Rev., 5%, 1/01/2054	1,000,000	1,005,561
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,002,474
Rock Hill, SC, Utility Systems Rev., “A”, BAM, 4%, 1/01/2049	650,000	571,529
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., “A”, 4%, 6/01/2035	500,000	500,583
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., “A”, 4%, 6/01/2036	500,000	495,894
South Carolina Public Service Authority Improvement Rev., “B”, 5%, 12/01/2051	2,055,000	2,055,061
South Carolina Public Service Authority Improvement Rev., “E”, AGM, 5.25%, 12/01/2038	2,000,000	2,148,255
South Carolina Public Service Authority Obligation Refunding Rev., “B”, AGM, 5%, 12/01/2049	2,000,000	2,011,192
		$11,311,657
Utilities - Other – 4.2%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$1,230,000	$1,293,484
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	1,195,000	1,252,266
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	2,000,000	2,147,156
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	110,000	115,151
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,090,000	1,143,333
Southeast Alabama Energy Authority, Cooperative District Energy Supply Rev., “A”, 5%, 11/01/2035	855,000	883,337
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	685,000	718,951
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	570,000	578,697
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	1,065,000	1,098,112
		$9,230,487
Water & Sewer Utility Revenue – 12.8%
Aiken County, SC, County Administration Building Project, 4%, 8/01/2049	$1,000,000	$877,778
Aiken County, SC, County Administration Building Project, 5%, 8/01/2053	1,000,000	1,022,902
Beaufort-Jasper Counties, SC, Waterworks & Sewer System Rev., “A”, 4%, 3/01/2050	4,000,000	3,523,878

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Charleston, SC, Waterworks & Sewer System Capital Improvement Rev., “A”, 5%, 1/01/2054	$2,000,000	$2,070,489
Columbia, SC, Waterworks & Sewer System Rev., 5%, 2/01/2047	1,000,000	1,026,652
Columbia, SC, Waterworks & Sewer System Rev., 5%, 2/01/2050	2,000,000	2,058,135
Columbia, SC, Waterworks & Sewer System Rev., 5.25%, 2/01/2052	500,000	520,799
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2048	1,100,000	1,127,629
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5.25%, 2/01/2053	2,335,000	2,430,211
Dorchester County, SC, Waterworks & Sewer Systems Rev., 4.25%, 10/01/2048	2,250,000	2,076,368
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	406,567
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	300,000	296,352
Inman-Campobello Water District, SC, Waterworks System Improvement Rev., BAM, 5%, 6/01/2048	1,000,000	1,017,932
Metropolitan, SC, Sewer System Rev., 4%, 6/01/2049	500,000	439,114
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 5%, 3/01/2043	325,000	339,831
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 5%, 3/01/2045	1,350,000	1,400,245
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 4%, 3/01/2048	1,645,000	1,459,256
South Island Public Service District, SC, Waterworks & Sewer System Improvement Rev., 4.5%, 4/01/2052	5,000,000	4,830,933
West Columbia, SC, Water & Sewer System Improvement Rev., 5%, 6/01/2055	1,000,000	1,003,048
		$27,928,119
Total Municipal Bonds		$202,656,198
Bonds – 0.0%
Transportation - Services – 0.0%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$439,731	$146,914
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$373,062	$229,433
Mutual Funds (h) – 4.4%
Money Market Funds – 4.4%
MFS Institutional Money Market Portfolio, 4.35% (v)	9,522,968	$9,523,921

Other Assets, Less Liabilities – 2.4%		5,159,310
Net Assets – 100.0%		$217,715,776

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were
$9,523,921 and $203,032,545, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$4,584,654, representing 2.1% of net assets.

(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$202,885,631	$—	$202,885,631
U.S. Corporate Bonds	—	146,914	—	146,914
Investment Companies	9,523,921	—	—	9,523,921
Total	$9,523,921	$203,032,545	$—	$212,556,466
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended June 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,272,621	$21,737,648	$15,486,803	$(328)	$783	$9,523,921

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$44,468	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2025, are as follows:
South Carolina	77.0%
Puerto Rico	3.5%
New York	2.0%
Illinois	2.0%
Alabama	1.5%
Tennessee	1.1%
North Carolina	1.1%
Texas	1.0%
California	0.8%
Virginia	0.8%
Maryland	0.7%
Guam	0.6%
Arkansas	0.6%
Pennsylvania	0.5%
New Jersey	0.5%
Wisconsin	0.3%
Ohio	0.3%
New Hampshire	0.3%
Florida	0.3%
Colorado	0.2%
Washington DC	0.1%
Connecticut	0.1%
Michigan	0.1%
U.S. Virgin Islands (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.